UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust
(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland  21401
(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
             (Name and address of agent for service)

with a copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 59.64%

	Energy - 3.20%
	ConocoPhillips	1,100	$53,999
			53,999
	Financials - 12.64%
	Brookline Bancorp, Inc.	4,000	35,520
	The Travelers Cos., Inc. †	2,000	98,500
	Wells Fargo & Co. †	3,100	79,360
			213,380
	Health Care - 20.83%
	Computer Programs & Systems, Inc.	1,600	65,472
	Eli Lilly & Co.	2,000	67,000
	Johnson & Johnson †	1,300	76,778
	Medtronic, Inc. †	2,000	72,540
	Merck & Co., Inc.	2,000	69,940
			351,730
	Industrials - 15.58%
	Caterpillar, Inc.	1,200	72,084
	General Electric Co.	2,000	28,840
	Northrop Grumman Corp. †	1,200	65,328
	Raytheon Co.	2,000	96,780
			263,032
	Materials - 7.39%
	Nucor Corp.	1,400	53,592
	The Dow Chemical Co. †	3,000	71,160
			124,752

	Total Common Stocks (Cost $1,325,531)		1,006,893

EXCHANGE TRADED PRODUCTS - 8.75%
*	ProShares UltraShort S&P500	2,300	86,715
*	Rydex Inverse 2x S&P 500 ETF	1,000	60,980

	Total Exchange Traded Products (Cost $156,630)		147,695

CORPORATE OBLIGATION - 16.29%
ß	Empire Corporation	275,000	275,000

	Total Corporate Obligation (Cost $275,000)		275,000

INVESTMENT COMPANY - 2.09%
§	Fidelity Institutional Money Market Funds, 0.25%	35,310	35,310

	Total Investment Company (Cost $35,310)		35,310

			(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2010
				Shares	Value (Note 1)

Total Value of Investments (Cost $1,792,471 (a)) - 86.77%					$1,464,898

Other Assets Less Liabilities - 13.23%					223,307

	Net Assets - 100%				$1,688,205

*	Non-income producing investment.
§	Represents 7 day effective yield.
†	Portion of security pledged as collateral for call options written.
ß	Restricted Security (Note 2)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$7,126
	Aggregate gross unrealized depreciation				(327,573)

	Net unrealized depreciation				$(320,447)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Corporate Obligation	16.29%	$ 275,000
	Energy	3.20%	53,999
	Exchange Traded Product	8.75%	147,695
	Financials	12.64%	213,380
	Health Care	20.83%	351,730
	Industrials	15.58%	263,032
	Materials	7.39%	124,752
	Other	2.09%	35,310
	Total	86.77%	$ 1,464,898

					(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2010
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS PURCHASED (note 3)
The Dow Chemical Co.	30	30	9/18/2010	$900
Johnson and Johnson	13	60	7/17/2010	793
Medtronic, Inc.	20	39	8/21/2010	1,040
Northrop Grumman Corp.	12	60	8/10/2010	840
The Travelers Cos., Inc.	20	50	7/17/2010	1,500
Wells Fargo and Co.	31	30	7/17/2010	124

Total (Cost $12,322)				$5,197

* Non-income producing investment.

   (Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 1,006,893	$ 1,006,893	$ -	$ -
Exchange Traded Products	147,695	137,174	-	-
Investment Company	35,310	-	35,310
Corporate Obligations	275,000	-	-	275,000
Total	$ 1,464,898	$ -	$ -	$ 275,000

				(Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of June 30, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Description	Corporate Obligations
Balance, beginning of period	$ 275,000
Accrued discounts (premiums)	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Balance, end of period	$ 275,000

Note 2 - Restricted Securities

Restricted securities cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended ("Securities Act").  The risk of investing in such securities is generally perceived to be greater than the risk of investing in publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell.  In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.  Since representative market quotations are not readily available for restricted securities, such securities are valued at fair value as determined in good faith under policies approved by the Fund’s Board of Trustees, taking into consideration factors such as (i) the issuer’s business; (ii) the lack of a secondary market; (iii) the restrictions on public sale; (iv) the terms of the security, including any buy-back provisions; (v) current interest rates; (vi) third party observations (including analyst reports); and (vii) fundamental analytical data relating to the security.

Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  The Fund currently holds an Empire Corporation Senior Subordinated Debenture ("Debenture")  at a cost of $275,000.  The interest on the Debenture is compounded daily and will be paid at the end of five years.  As of June 30, 2010, the accrued interest balance is $102,554.  The Debenture was issued to the Fund with a put feature that requires Empire Corporation to buy back the Debenture at face value plus the accrued interest thereon at the election of the Fund.  The acquisition date for this security was April 30, 2007.  The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees.  The total fair value of this security, including accrued interest, is $377,451, which represents 22.36% of net assets.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano
Joseph A. Giordano Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust

Date: August 23, 2010